FINANCIAL RISK MANAGEMENT - Exposure to Financial Counterparties by Rating Type (Details) € in Thousands	Dec. 31, 2019 EUR (€) Counterparty	Dec. 31, 2018 EUR (€) Counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	14	12
Exposure	€ 169,000	€ 136,000
Credit exposure threshold amount	€ 250	€ 250
Rated Aa or better
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	2	2
Exposure	€ 83,000	€ 22,000
Rated A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	9	8
Exposure	€ 81,000	€ 110,000
Rated Baa
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	3	2
Exposure	€ 5,000	€ 4,000